Financial Instruments (Unrealized Gain or Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Funded landfill post-closure costs	$ (94,000)	$ (87,000)
Interest rate swaps	18,227,000	(3,251,000)
Foreign currency exchange agreements	0	(77,000)
Wood waste supply agreement	(781,000)	832,000
Net loss (gain) on financial instruments	24,214,000	(4,282,000)
Commodity Contract [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Fuel hedges	$ 6,862,000	$ (1,699,000)